COMMITMENTS, OFF-BALANCE-SHEET RISK AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Summary Of Commitments To Extend Credit [Table Text Block]
The following is a summary of commitments to extend credit (in thousands) at year-end:

	2014	2013
Commitments to extend commercial credit	$25,398	$22,628
Commitments to extend consumer credit	11,293	11,599
Standby letters of credit	47	124
	$36,738	$34,351

Fixed rate	$9,223	$7,783
Variable rate	27,515	26,965
	$36,738	$34,748